OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Deferred tax assets	$ 2,261	$ 2,779
Other	2,362	1,473
Other Assets, Noncurrent	$ 4,623	$ 4,252